Pension Plans (Significant Assumptions of Japan and Overseas Pension Plans Used to Determine Plan Amounts) (Detail)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Japan
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	2.10%	1.40%	1.10%
Rate of increase in compensation levels	3.40%	4.30%	4.30%
Interest crediting rate for cash balance plans	1.50%	1.50%	1.50%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	1.40%	1.10%	0.60%
Rate of increase in compensation levels	4.30%	4.30%	4.00%
Expected long-term rate of return on plan assets	2.00%	2.00%	2.00%
Interest crediting rate for cash balance plans	1.50%	1.50%	1.50%
Overseas plans
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	3.80%	3.30%	3.30%
Rate of increase in compensation levels	2.30%	2.30%	2.30%
Interest crediting rate for cash balance plans
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	3.30%	3.30%	1.70%
Rate of increase in compensation levels	2.30%	2.30%	2.20%
Expected long-term rate of return on plan assets	4.70%	4.60%	4.90%
Interest crediting rate for cash balance plans